EMPLOYEE OPTION PLANS (Details Textual)	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Apr. 30, 2009 USD ($)	Jan. 31, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2011 ILS	Mar. 31, 2008	Mar. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Employee and Officer Share Option Plan [Member]	Dec. 31, 2012 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2011 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2010 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2012 Matrix It Ltd [Member] USD ($)	Dec. 31, 2011 Matrix It Ltd [Member] USD ($)	Dec. 31, 2010 Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Sapiens [Member] USD ($)	Dec. 31, 2011 Sapiens [Member] USD ($)	Dec. 31, 2010 Sapiens [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,122,782	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			6 years					10 years	7 years
Share-Based Compensation Arrangement By Share-Based Payment Award Options Grants In Period Grant Date Fair Value																	$ 1,960	$ 2,250	$ 1,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 16.65	$ 2.34			0.01							$ 4	$ 1.88	$ 1.44	$ 1.9
Outstanding at January 1, 2011	543,840										1,157,385	1,355,879	1,664,188		2,191,665		4,220,809	5,187,146
Vested and expected to vest - Weighted average remaining contractual term (in years)												6 years 3 months 25 days			4 years 6 months 25 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options											$ 341				$ 949
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition												4 years			4 years
Granted - Weighted average exercise price				$ 16.05							$ 0	$ 4			$ 4.44		$ 3.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			396,000				18,021
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares										545,000
Common Stock, Capital Shares Reserved for Future Issuance										1,200,000
Exercisable - Aggregate intrinsic value											1,738,000	2,197,000	1,895,000	376,000	738,000	3,110,000	2,668,000	253,000	16,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value	9,055,000	926,000
Exercised - Number of Options											136,708	580,414			202,000		1,244,679
Unrecognized Share Based Compensation				$ 1,666,000